Stock based compensation - Schedule of share-based payment award activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Number of share options
Beginning balance (in shares) | shares	4,644,835	1,833,679
Granted (in shares) | shares	3,847,217	3,049,200
Lapsed / surrendered (in shares) | shares	(3,513,708)	(238,044)
Ending balance (in shares) | shares	4,978,344	4,644,835
Weighted average exercise price
Beginning balance (in dollars per share) | $ / shares	$ 1.80	$ 2.45
Granted (in dollars per share) | $ / shares	3.33	1.70
Lapsed / surrendered (in dollars per share) | $ / shares	2.23	5.25
Ending balance (in dollars per share) | $ / shares	$ 1.97	$ 1.80
Stock option activity, additional disclosures
Weighted average remaining contractual term, options outstanding		9 years 1 month 6 days
Aggregate intrinsic value, options outstanding | $	$ 2,600	$ 0
Vested or expected to vest, number of share options (in shares) | shares		201,014
Weighted average exercise price, vested or expected to vest (in dollars per share) | $ / shares		$ 2.75
Weighted average remaining contractual term, vested or expected to vest		9 years 1 month 6 days
Aggregate intrinsic value, vested or expected to vest | $		$ 0
Exercisable, number of share options (in shares) | shares	632,069	201,014
Weighted average exercise price, exercisable (in dollars per share) | $ / shares	$ 2.12	$ 2.75
Weighted average remaining contractual term, exercisable		9 years 1 month 6 days
Aggregate intrinsic value, exercisable | $	$ 700	$ 0
RSUs
Number of shares
Beginning balance (in shares) | shares	138,461	162,851
Exercised (in shares) | shares	(53,846)	(24,390)
Ending balance (in shares) | shares	84,615	138,461
Weighted average exercise price
Beginning balance (in dollars per share) | $ / shares	$ 0.05	$ 0.05
Exercised (in dollars per share) | $ / shares	0.05	0.05
Ending balance (in dollars per share) | $ / shares	$ 0.05	$ 0.05
RSU's, additional disclosures
Weighted average remaining contractual term, number of RSUs outstanding		1 year
Aggregate intrinsic value, number of RSUs outstanding | $		$ 1,550
Vested or expected to vest, number of shares (in shares) | shares		0
Weighted average exercise price, vested or expected to vest (in dollars per share) | $ / shares		$ 0.05
Weighted average remaining contractual term		1 year
Aggregate intrinsic value | $		$ 0
Warrants
Number of shares
Beginning balance (in shares) | shares	3,358,732
Lapsed / surrendered (in shares) | shares	(2,798,944)
Ending balance (in shares) | shares	559,788	3,358,732
Weighted average exercise price
Beginning balance (in dollars per share) | $ / shares	$ 1.45
Lapsed / surrendered (in dollars per share) | $ / shares	1.45
Ending balance (in dollars per share) | $ / shares	$ 1.45	$ 1.45
RSU's, additional disclosures
Weighted average remaining contractual term, number of RSUs outstanding		9 years 11 months 23 days
Aggregate intrinsic value, number of RSUs outstanding | $	$ 900